SHARE CAPITAL - Authorized and Issued Capital (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [abstract]
ATM program (Number of Shares)	13,919,634	11,869,145
ATM program (Net Proceeds)	$ 92,092	$ 113,395